Consolidated Statement of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		9 Months Ended
	Sep. 30, 2013		Sep. 30, 2014
Revenue:
Vessel revenue			$ 3,689
Vessel revenue-related party pools			27,566
Total vessel revenue			31,255
Operating expenses:
Voyage expenses			3,418
Vessel operating expenses			360
Vessel operating cost-related party			22
Charterhire expense			49,468
Vessel depreciation			117
General and administrative expenses	676		22,793
General and administrative expenses- related party (Note 13)			592
Total operating expenses	676		76,770
Operating loss	(676)		(45,515)
Other income (expense):
Interest income	19		922
Foreign exchange gain (loss)	(2,081)
Other expense, net			26
Total other income	(2,062)		948
Net loss	$ (2,738)		$ (44,567)
Loss per common share- basic and diluted	$ (0.17)	[1]	$ (0.34)	[1]
Weighted-average shares outstanding- basic and diluted	15,692,995	[1]	133,034,280	[1]

[1]	Diluted weighted-average shares outstanding, which would include the impact of restricted shares, for the nine months ended September 30, 2014 would be anti-dilutive since the Company is in a net loss position. As such, there is no difference between basic and diluted earnings per share for these periods. There were no potentially dilutive shares outstanding during the period from March 20, 2013(date of inception) to September 30, 2013.